INCOME TAXES - Disclosure of Detailed Information About Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets	$ 380,580	$ 390,426
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets	277,067	239,175
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets	26,592	10,619
Accrued expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets	888	78,754
Mineral properties, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets	45,264	44,300
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets	$ 30,769	$ 17,578